UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio (Initial Class)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which includes details as to offering price and other information.

  Summary of Investments by Moody’s Rating as of June 29, 2012

Moody’s Rating	% of Portfolio Investments
A1	0.56%
A2	2.62%
A3	6.16%
Aa2	1.61%
Aa3	2.00%
Aaa	46.22%
B1	1.37%
B2	1.46%
B3	2.06%
Ba1	1.17%
Ba2	0.62%
Ba3	1.17%
Baa1	7.49%
Baa2	12.89%
Baa3	5.93%
Caa1	1.94%
Caa2	0.30%
Caa3	0.05%
Not Rated	0.59%
Short Term Investments	3.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2012)	Ending Account Value (6/29/2012)	Expenses Paid During Period*
			(1/01/2012 – 6/29/2012)

Actual	$1,000.00	$1,027.40	$3.55

Hypothetical (5% return before expenses)	$1,000.00	$1,021.23	$3.54

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 6.53%
	Ally Master Owner Trust(a)
$4,000,000	Series 2010-1, Class A 1.99%, 01/15/2015(b)	$	4,032,160
2,150,000	Series 2011-1, Class A1 1.11%, 01/15/2016		2,164,070
2,900,000	Series 2011-4, Class A1 1.04%, 09/15/2016		2,914,791
2,000,000	BMW Floorplan Master Owner Trust Series 2009-1A, Class A(a)(b) 1.39%, 09/15/2014		2,004,659
2,500,000	Citibank Credit Card Issuance Trust Series 2005-C3, Class C3(a) 0.65%, 07/15/2014		2,500,078
2,000,000	Ford Credit Floorplan Master Owner Trust(a) Series 2012-1, Class A 0.71%, 01/15/2016		2,007,171
1,675,000	Series 2011-1, Class A2 0.84%, 02/15/2016		1,683,305
4,000,000	GE Dealer Floorplan Master Note Trust Series 2012-1, Class A(a) 0.81%, 02/20/2017		4,007,888
2,000,000	Nissan Master Owner Trust Receivables Series 2010-AA, Class A(a)(b) 1.39%, 01/15/2015		2,011,311
1,989,236	SMART Trust/Australia Series 2011-2USA, Class A2B(a)(b) 0.99%, 11/14/2013		1,991,687
			25,317,120

Basic Materials — 2.66%
384,000	Albemarle Corp
	5.10%, 02/01/2015		417,489
	Alcoa Inc
450,000	5.50%, 02/01/2017(c)		491,215
1,350,000	6.75%, 07/15/2018		1,526,184
250,000	5.40%, 04/15/2021		248,943
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017		224,494
250,000	4.45%, 09/27/2020		263,910
	ArcelorMittal
650,000	4.50%, 02/25/2017		640,060
315,000	6.13%, 06/01/2018		319,393
200,000	Braskem Finance Ltd(b)
	5.75%, 04/15/2021		205,500
200,000	Carpenter Technology Corp
	5.20%, 07/15/2021		208,740
50,000	Clearwater Paper Corp
	10.63%, 06/15/2016		55,500
235,000	Ecolab Inc
	4.35%, 12/08/2021		260,466
125,000	Ferro Corp
	7.88%, 08/15/2018		121,875

Principal Amount		Value

Basic Materials — (continued)
$500,000	FMC Corp
	3.95%, 02/01/2022	$	521,403
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020		238,212
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
75,000	8.88%, 02/01/2018		76,500
75,000	9.00%, 11/15/2020		64,688
	Huntsman International LLC(c)
50,000	5.50%, 06/30/2016		50,000
100,000	8.63%, 03/15/2021		112,750
800,000	Hyundai Steel Co(b)
	4.63%, 04/21/2016		831,470
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019		274,114
500,000	International Paper Co
	7.50%, 08/15/2021		637,771
75,000	Longview Fibre Paper & Packaging Inc(b)
	8.00%, 06/01/2016		75,000
	Momentive Performance Materials Inc
50,000	10.00%, 10/15/2020(b)		50,125
75,000	9.00%, 01/15/2021		56,813
300,000	Newmont Mining Corp
	5.88%, 04/01/2035		323,151
100,000	Omnova Solutions Inc
	7.88%, 11/01/2018		100,250
100,000	OXEA Finance & Cy SCA(b)
	9.50%, 07/15/2017		106,250
155,000	Praxair Inc
	4.63%, 03/30/2015		170,772
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018		123,254
200,000	Rohm & Haas Co
	6.00%, 09/15/2017		232,822
	RPM International Inc
225,000	6.50%, 02/15/2018		260,087
110,000	6.13%, 10/15/2019		125,895
500,000	Sherwin-Williams Co
	3.13%, 12/15/2014		524,773
250,000	Southern Copper Corp
	6.75%, 04/16/2040		264,740
100,000	Volcan Cia Minera SAA(b)
	5.38%, 02/02/2022		104,000
			10,308,609

Communications — 5.74%
100,000	AMC Networks Inc(b)
	7.75%, 07/15/2021		110,250
	America Movil SAB de CV
250,000	5.75%, 01/15/2015		277,879
100,000	5.00%, 10/16/2019		113,479
420,000	AT&T Inc
	4.45%, 05/15/2021		475,445
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017		109,000

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
$50,000	7.38%, 06/01/2020	$	54,938
50,000	6.63%, 01/31/2022		53,500
	CenturyLink Inc
250,000	6.15%, 09/15/2019		257,877
500,000	7.65%, 03/15/2042		485,280
50,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
	8.63%, 11/15/2017		53,875
	Cisco Systems Inc
100,000	5.50%, 02/22/2016		116,039
400,000	3.15%, 03/14/2017		435,075
150,000	Clear Channel Communications Inc
	9.00%, 03/01/2021		130,500
	Clear Channel Worldwide Holdings Inc
75,000	9.25%, 12/15/2017		81,750
150,000	7.63%, 03/15/2020(b)		146,625
1,000,000	Comcast Corp
	5.15%, 03/01/2020		1,160,885
175,000	CommScope Inc(b)
	8.25%, 01/15/2019		185,062
800,000	Corning Inc
	4.75%, 03/15/2042		838,315
	COX Communications Inc
250,000	7.13%, 10/01/2012		253,749
350,000	5.45%, 12/15/2014		385,136
175,000	Crown Media Holdings Inc
	10.50%, 07/15/2019		189,000
125,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019		117,813
	Digicel Group Ltd(b)
100,000	9.13%, 01/15/2015		101,000
200,000	10.50%, 04/15/2018		209,000
150,000	Digicel Ltd(b)
	8.25%, 09/01/2017		152,625
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021		549,297
250,000	Discovery Communications LLC
	5.05%, 06/01/2020		282,445
175,000	DISH DBS Corp(b)
	5.88%, 07/15/2022		176,750
125,000	Entercom Radio LLC
	10.50%, 12/01/2019		134,375
94,000	Entravision Communications Corp
	8.75%, 08/01/2017		99,640
100,000	Fox Acquisition Sub LLC(b)
	13.38%, 07/15/2016		107,000
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025		428,594
150,000	6.63%, 01/15/2040		182,691
150,000	GXS Worldwide Inc
	9.75%, 06/15/2015		149,625
500,000	Historic TW Inc
	6.88%, 06/15/2018		616,057
	Intelsat Jackson Holdings SA
88,000	11.25%, 06/15/2016		92,180
75,000	7.25%, 10/15/2020(b)		78,750
150,000	7.50%, 04/01/2021		158,625

Principal Amount		Value

Communications — (continued)
$50,000	Intelsat Luxembourg SA
	11.50%, 02/04/2017	$	51,625
1,500,000	Interpublic Group of Cos Inc
	4.00%, 03/15/2022		1,522,837
75,000	inVentiv Health Inc(b)
	10.00%, 08/15/2018		64,500
100,000	Juniper Networks Inc
	5.95%, 03/15/2041		115,109
	Lamar Media Corp
100,000	7.88%, 04/15/2018(c)		110,000
50,000	5.88%, 02/01/2022(b)		51,250
	Level 3 Financing Inc
100,000	8.13%, 07/01/2019		102,625
50,000	8.63%, 07/15/2020		52,500
	MetroPCS Wireless Inc
100,000	7.88%, 09/01/2018		103,750
100,000	6.63%, 11/15/2020		98,500
250,000	NBCUniversal Media LLC
	5.95%, 04/01/2041		295,119
300,000	New Cingular Wireless Services Inc
	8.75%, 03/01/2031		456,908
1,150,000	News America Inc
	8.00%, 10/17/2016		1,413,175
55,997	Nexstar Broadcasting Inc
	7.00%, 01/15/2014		55,227
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017		52,813
75,000	Nielsen Finance LLC / Nielsen Finance Co
	7.75%, 10/15/2018		83,063
50,000	ProQuest LLC / ProQuest Notes Co(b)
	9.00%, 10/15/2018		44,500
200,000	Qtel International Finance Ltd(b)
	4.75%, 02/16/2021		213,000
75,000	Sitel LLC / Sitel Finance Corp
	11.50%, 04/01/2018		53,438
	Sprint Capital Corp
125,000	6.90%, 05/01/2019		117,500
275,000	6.88%, 11/15/2028		221,375
	Sprint Nextel Corp(b)
75,000	9.00%, 11/15/2018		83,813
100,000	7.00%, 03/01/2020		104,000
150,000	Syniverse Holdings Inc
	9.13%, 01/15/2019		162,750
500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022		501,382
	Telefonica Emisiones SAU
250,000	5.86%, 02/04/2013		250,597
850,000	5.46%, 02/16/2021		740,174
300,000	7.05%, 06/20/2036		262,286
100,000	Telemar Norte Leste SA(b)
	5.50%, 10/23/2020		102,000
100,000	Telemovil Finance Co Ltd(b)
	8.00%, 10/01/2017		102,497
	Time Warner Inc
800,000	4.75%, 03/29/2021		895,085
250,000	3.40%, 06/15/2022		252,101

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Communications — (continued)
$250,000	6.10%, 07/15/2040	$	287,599
750,000	6.25%, 03/29/2041		872,079
75,000	Townsquare Radio LLC / Townsquare Radio Inc(b)
	9.00%, 04/01/2019		78,375
50,000	Truven Health Analytics Inc(b)
	10.63%, 06/01/2020		52,000
	Viacom Inc
750,000	2.50%, 12/15/2016		776,521
100,000	3.50%, 04/01/2017		107,588
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022		187,888
200,000	Virgin Media Finance PLC
	5.25%, 02/15/2022		204,500
125,000	Visant Corp
	10.00%, 10/01/2017		124,063
	Vodafone Group PLC
200,000	5.63%, 02/27/2017		234,022
525,000	1.63%, 03/20/2017		525,091
180,000	Walt Disney Co
	3.75%, 06/01/2021		197,710
	West Corp
50,000	8.63%, 10/01/2018		53,000
100,000	7.88%, 01/15/2019		104,500
125,000	XM Satellite Radio Inc(b)
	7.63%, 11/01/2018		134,375
			22,224,936

Consumer, Cyclical — 3.36%
125,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019		135,625
650,000	Advance Auto Parts Inc
	4.50%, 01/15/2022		680,650
	Affinia Group Inc
100,000	9.00%, 11/30/2014		100,875
18,000	10.75%, 08/15/2016(b)		19,508
100,000	Affinity Gaming LLC/Affinity Gaming Finance Corp(b)
	9.00%, 05/15/2018		100,000
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019		78,188
150,000	American Axle & Manufacturing Inc(c)
	7.75%, 11/15/2019		158,625
117,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp
	11.00%, 06/15/2014		122,850
75,000	Ameristar Casinos Inc
	7.50%, 04/15/2021		80,250
175,000	Best Buy Co Inc
	6.75%, 07/15/2013		182,403
	Caesars Entertainment Operating Co Inc
150,000	11.25%, 06/01/2017		163,687
50,000	8.50%, 02/15/2020(b)		50,375
200,000	Carlson Wagonlit BV(b)
	6.88%, 06/15/2019		205,000

Principal Amount		Value

Consumer, Cyclical — (continued)
$75,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
	9.13%, 08/01/2018	$	83,250
75,000	Chester Downs & Marina LLC(b)
	9.25%, 02/01/2020		78,188
50,000	Choice Hotels International Inc
	5.75%, 07/01/2022		52,279
200,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021		205,500
100,000	Cinemark USA Inc
	8.63%, 06/15/2019		110,750
75,000	Cooper-Standard Automotive Inc
	8.50%, 05/01/2018		80,906
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013		198,310
150,000	1.07%, 03/28/2014(a)(b)		149,645
1,050,000	1.65%, 04/10/2015(b)		1,054,126
750,000	2.95%, 01/11/2017(b)		778,285
225,000	DineEquity Inc
	9.50%, 10/30/2018		246,375
150,000	Exide Technologies
	8.63%, 02/01/2018		118,312
100,000	General Motors Corp.(d)(e)(f)(g)
	0.00%, 09/01/2025		0
125,000	Great Canadian Gaming Corp(b)
	7.25%, 02/15/2015		126,719
125,000	Gymboree Corp(c)
	9.13%, 12/01/2018		115,937
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016		184,825
100,000	Hillman Group Inc
	10.88%, 06/01/2018		105,750
	Home Depot Inc
750,000	5.40%, 03/01/2016		864,618
500,000	5.95%, 04/01/2041		650,524
50,000	HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp(b)(d)(e)(f)(g)(h)
	0.00%, 04/01/2012		0
50,000	IDQ Holdings Inc(b)
	11.50%, 04/01/2017		52,000
100,000	Inergy LP / Inergy Finance Corp
	7.00%, 10/01/2018		103,000
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018		114,062
100,000	Jacobs Entertainment Inc
	9.75%, 06/15/2014		99,250
	Jaguar Land Rover PLC(b)
50,000	7.75%, 05/15/2018		51,500
200,000	8.13%, 05/15/2021		206,500
200,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019		199,000
250,000	Johnson Controls Inc
	5.00%, 03/30/2020		282,622

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$100,000	Libbey Glass Inc(b)
	6.88%, 05/15/2020	$	102,750
100,000	Ltd Brands Inc
	5.63%, 02/15/2022		103,000
325,000	Marriott International Inc/DE
	3.00%, 03/01/2019		328,596
50,000	Meritor Inc
	10.63%, 03/15/2018		53,125
	MGM Resorts International
125,000	7.50%, 06/01/2016		129,375
75,000	8.63%, 02/01/2019(b)		80,250
100,000	7.75%, 03/15/2022		103,250
150,000	Michaels Stores Inc
	7.75%, 11/01/2018		158,250
125,000	Norcraft Cos LP / Norcraft Finance Corp
	10.50%, 12/15/2015		123,750
125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020		138,437
75,000	Penske Automotive Group Inc
	7.75%, 12/15/2016		77,813
125,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018		136,562
125,000	Pittsburgh Glass Works LLC(b)
	8.50%, 04/15/2016		115,000
50,000	Regal Cinemas Corp
	8.63%, 07/15/2019		55,125
100,000	Sally Holdings LLC / Sally Capital Inc
	6.88%, 11/15/2019		108,750
200,000	Schaeffler Finance BV(b)
	7.75%, 02/15/2017		208,500
175,000	Sealy Mattress Co(c)
	8.25%, 06/15/2014		172,812
125,000	Seminole Hard Rock Entertainment Inc(a)(b)
	2.97%, 03/15/2014		121,250
125,000	Seminole Indian Tribe of Florida(b)
	7.80%, 10/01/2020		123,951
100,000	Simmons Bedding Co(b)
	11.25%, 07/15/2015		103,501
100,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(b)
	8.63%, 04/15/2016		105,500
113,000	Tomkins LLC / Tomkins Inc
	9.00%, 10/01/2018		125,712
75,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc(b)
	10.63%, 09/01/2017		79,500
175,000	UCI International Inc
	8.63%, 02/15/2019		176,094
600,000	Volkswagen International Finance NV(b)
	2.38%, 03/22/2017		609,496
179,218	VWR Funding Inc(a)
	10.25%, 07/15/2015		184,595

Principal Amount		Value

Consumer, Cyclical — (continued)
	Wal-Mart Stores Inc
$100,000	4.25%, 04/15/2013	$	102,990
225,000	6.20%, 04/15/2038		306,074
150,000	5.63%, 04/15/2041		195,221
200,000	Whirlpool Corp
	5.50%, 03/01/2013		205,280
			13,024,778

Consumer, Non-cyclical — 5.92%
40,000	Abbott Laboratories
	5.15%, 11/30/2012		40,745
50,000	Altegrity Inc(b)(f)
	11.75%, 05/01/2016		44,000
100,000	Altria Group Inc
	9.25%, 08/06/2019		138,929
	ARAMARK Corp
100,000	3.97%, 02/01/2015(a)		99,250
50,000	8.50%, 02/01/2015		51,188
125,000	ARAMARK Holdings Corp(b)
	8.63%, 05/01/2016		127,970
50,000	B&G Foods Inc
	7.63%, 01/15/2018		53,750
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014		551,997
100,000	Bausch & Lomb Inc
	9.88%, 11/01/2015		104,500
1,075,000	Bio-Rad Laboratories Inc
	4.88%, 12/15/2020		1,127,674
225,000	Biomet Inc
	11.63%, 10/15/2017		242,719
100,000	Boston Scientific Corp
	4.50%, 01/15/2015		106,555
450,000	Bottling Group LLC
	5.50%, 04/01/2016		521,410
50,000	Ceridian Corp(b)
	8.88%, 07/15/2019		51,625
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020		333,000
100,000	Constellation Brands Inc
	6.00%, 05/01/2022		107,500
125,000	CoreLogic Inc/United States(b)
	7.25%, 06/01/2021		128,125
50,000	CRC Health Corp(f)
	10.75%, 02/01/2016		44,000
	Dean Foods Co
50,000	7.00%, 06/01/2016		53,125
200,000	9.75%, 12/15/2018		223,000
175,000	Del Monte Corp
	7.63%, 02/15/2019		176,531
	DJO Finance LLC / DJO Finance Corp
50,000	9.75%, 10/15/2017		35,750
50,000	8.75%, 03/15/2018(b)		51,000
100,000	7.75%, 04/15/2018		82,500
300,000	Eli Lilly & Co
	5.20%, 03/15/2017		351,600
175,000	Emergency Medical Services Corp
	8.13%, 06/01/2019		182,656

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	ERAC USA Finance LLC(b)
$275,000	2.75%, 03/15/2017	$	278,864
700,000	5.25%, 10/01/2020		779,562
125,000	Garda World Security Corp(b)
	9.75%, 03/15/2017		132,188
220,000	General Mills Inc
	5.70%, 02/15/2017		261,327
500,000	Gilead Sciences Inc
	4.50%, 04/01/2021		555,633
125,000	Grifols Inc
	8.25%, 02/01/2018		134,063
2,010,000	Grupo Bimbo SAB de CV(b)
	4.50%, 01/25/2022		2,138,232
250,000	HCA Holdings Inc(b)
	7.75%, 05/15/2021		268,125
	HCA Inc
350,000	7.50%, 02/15/2022		381,500
100,000	5.88%, 03/15/2022		104,500
	Hertz Corp
50,000	7.50%, 10/15/2018		53,625
75,000	6.75%, 04/15/2019(c)		78,000
125,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019		123,750
125,000	Interactive Data Corp
	10.25%, 08/01/2018		139,063
75,000	Iron Mountain Inc
	7.75%, 10/01/2019		81,000
125,000	Jarden Corp
	7.50%, 05/01/2017		140,000
300,000	Kellogg Co
	4.25%, 03/06/2013		307,168
75,000	Knowledge Universe Education LLC(b)
	7.75%, 02/01/2015		60,375
	Kraft Foods Inc
250,000	5.25%, 10/01/2013		263,154
750,000	6.13%, 02/01/2018		898,737
250,000	6.50%, 02/09/2040		321,147
	Kroger Co
225,000	5.00%, 04/15/2013		231,834
750,000	6.15%, 01/15/2020		898,072
75,000	6.90%, 04/15/2038		91,913
150,000	5.40%, 07/15/2040		157,662
150,000	Lender Processing Services Inc
	8.13%, 07/01/2016		156,375
250,000	Life Technologies Corp
	3.38%, 03/01/2013		253,000
1,330,000	Lorillard Tobacco Co
	7.00%, 08/04/2041		1,442,628
225,000	Michael Foods Group Inc
	9.75%, 07/15/2018		246,938
75,000	Monitronics International Inc(b)
	9.13%, 04/01/2020		72,000
100,000	Moody’s Corp
	5.50%, 09/01/2020		108,104
175,000	MultiPlan Inc(b)
	9.88%, 09/01/2018		191,625
125,000	Omnicare Inc
	7.75%, 06/01/2020		136,250

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$250,000	PepsiCo Inc
	4.65%, 02/15/2013	$	256,422
450,000	Pernod-Ricard SA(b)
	4.25%, 07/15/2022		461,459
100,000	Pharmaceutical Product Development Inc(b)
	9.50%, 12/01/2019		109,375
150,000	Pharmacia Corp
	6.50%, 12/01/2018		190,173
450,000	Philip Morris International Inc
	5.65%, 05/16/2018		543,460
75,000	Physiotherapy Associates Holdings Inc(b)
	11.88%, 05/01/2019		75,938
125,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	8.25%, 09/01/2017		132,188
	Prestige Brands Inc
100,000	8.25%, 04/01/2018		109,500
50,000	8.13%, 02/01/2020(b)		54,875
75,000	PSS World Medical Inc(b)
	6.38%, 03/01/2022		76,875
200,000	Quest Diagnostics Inc
	6.40%, 07/01/2017		236,669
200,000	Reynolds American Inc
	7.75%, 06/01/2018		250,797
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b)
225,000	9.00%, 04/15/2019		224,438
200,000	9.88%, 08/15/2019		207,500
150,000	8.50%, 02/15/2021		142,500
350,000	SABMiller Holdings Inc(b)
	2.45%, 01/15/2017		360,758
	ServiceMaster Co/TN
100,000	8.00%, 02/15/2020		108,875
50,000	7.45%, 08/15/2027		41,500
125,000	Smithfield Foods Inc
	7.75%, 07/01/2017		138,281
	Spectrum Brands Inc(b)
50,000	9.50%, 06/15/2018		56,500
100,000	6.75%, 03/15/2020		103,250
200,000	Sysco Corp
	4.20%, 02/12/2013		204,162
150,000	TransUnion Holding Co Inc(b)
	9.63%, 06/15/2018		162,000
500,000	Tyson Foods Inc
	4.50%, 06/15/2022		515,000
125,000	United Surgical Partners International Inc(b)
	9.00%, 04/01/2020		132,500
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018		484,018
150,000	Universal Hospital Services Inc
	8.50%, 06/01/2015		152,906
	UR Merger Sub Corp
50,000	5.75%, 07/15/2018(b)		52,000
100,000	10.25%, 11/15/2019		112,500
100,000	8.38%, 09/15/2020(c)		105,250

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$200,000	US Foods Inc(b)
	8.50%, 06/30/2019	$	203,000
150,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc
	8.00%, 02/01/2018		153,375
175,000	Yankee Candle Co Inc(c)
	9.75%, 02/15/2017		181,563
100,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016		101,750
			22,958,870

Diversified — 0.33%
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019		308,876
750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017		777,678
200,000	MMI International Ltd(b)
	8.00%, 03/01/2017		206,000
			1,292,554

Energy — 5.93%
1,000,000	Apache Corp
	3.25%, 04/15/2022		1,044,212
50,000	ATP Oil & Gas Corp/United States
	11.88%, 05/01/2015		23,250
	Basic Energy Services Inc
100,000	7.13%, 04/15/2016		98,750
50,000	7.75%, 02/15/2019		48,000
200,000	Berau Coal Energy Tbk PT(b)
	7.25%, 03/13/2017		194,500
	Berry Petroleum Co
50,000	6.75%, 11/01/2020		52,250
50,000	6.38%, 09/15/2022		51,625
50,000	BP Capital Markets PLC
	3.13%, 10/01/2015		53,157
100,000	Bumi Investment Pte Ltd(b)
	10.75%, 10/06/2017		98,750
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035		457,670
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020		55,563
75,000	7.63%, 11/15/2022(b)		76,500
150,000	Chesapeake Energy Corp(c)
	6.78%, 03/15/2019		146,250
75,000	Chesapeake Midstream Partners LP / CHKM Finance Corp
	6.13%, 07/15/2022		73,500
100,000	Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance Inc(b)
	6.63%, 11/15/2019		90,000
125,000	Cie Generale de Geophysique - Veritas
	7.75%, 05/15/2017		129,375

Principal Amount		Value

Energy — (continued)
$500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041	$	607,959
50,000	Coffeyville Resources LLC / Coffeyville Finance Inc(b)
	10.88%, 04/01/2017		55,750
100,000	Comstock Resources Inc(c)
	9.50%, 06/15/2020		98,500
50,000	Concho Resources Inc
	7.00%, 01/15/2021		53,500
130,000	Conoco Funding Co
	7.25%, 10/15/2031		187,792
500,000	ConocoPhillips Australia Funding Co
	5.50%, 04/15/2013		518,713
100,000	Copano Energy LLC / Copano Energy Finance Corp
	7.13%, 04/01/2021		103,000
125,000	Crosstex Energy LP / Crosstex Energy Finance Corp
	8.88%, 02/15/2018		132,030
50,000	Denbury Resources Inc
	8.25%, 02/15/2020		54,750
	El Paso LLC
50,000	7.25%, 06/01/2018		57,677
75,000	6.50%, 09/15/2020		82,164
	Enbridge Energy Partners LP
600,000	4.75%, 06/01/2013		634,687
690,000	5.50%, 09/15/2040		746,524
155,000	Enbridge Inc
	5.60%, 04/01/2017		177,079
200,000	Energy Transfer Equity LP
	7.50%, 10/15/2020		219,500
	Energy XXI Gulf Coast Inc
100,000	9.25%, 12/15/2017		107,000
25,000	7.75%, 06/15/2019		25,250
125,000	EP Energy LLC / EP Energy Finance Inc(b)
	9.38%, 05/01/2020		129,531
100,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019		94,500
150,000	Forest Oil Corp
	7.25%, 06/15/2019		137,625
116,357	Gazprom OAO Via Gazprom International SA
	7.20%, 02/01/2020		126,969
50,000	Halcon Resources Corp(b)
	9.75%, 07/15/2020		50,250
400,000	Hess Corp
	5.60%, 02/15/2041		424,466
	Holly Energy Partners LP / Holly Energy Finance Corp
50,000	8.25%, 03/15/2018		53,000
50,000	6.50%, 03/01/2020(b)		50,375
	Husky Energy Inc
150,000	6.15%, 06/15/2019		172,420
925,000	3.95%, 04/15/2022		943,001
200,000	KazMunayGas National Co(b)
	6.38%, 04/09/2021		220,000
	Kinder Morgan Energy Partners LP
250,000	5.85%, 09/15/2012		252,429

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Energy — (continued)
$500,000	5.13%, 11/15/2014	$	570,375
200,000	5.95%, 02/15/2018		231,922
250,000	6.55%, 09/15/2040		285,121
50,000	Laredo Petroleum Inc(b)
	7.38%, 05/01/2022		52,000
	Linn Energy LLC / Linn Energy Finance Corp
75,000	8.63%, 04/15/2020		80,812
100,000	7.75%, 02/01/2021		104,500
50,000	Lone Pine Resources Canada Ltd(b)
	10.38%, 02/15/2017		47,125
200,000	Lukoil International Finance BV(b)
	6.13%, 11/09/2020		209,740
	Marathon Petroleum Corp
1,200,000	5.13%, 03/01/2021		1,343,527
500,000	6.50%, 03/01/2041		568,229
125,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
	6.25%, 06/15/2022		128,750
1,435,000	Nabors Industries Inc
	5.00%, 09/15/2020		1,531,240
100,000	Newfield Exploration Co
	5.63%, 07/01/2024		102,250
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021		99,000
75,000	6.88%, 01/15/2023		75,281
272,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021		295,120
150,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp II(b)
	8.38%, 06/01/2020		152,250
	Petrobras International Finance Co - Pifco
100,000	2.88%, 02/06/2015		101,500
100,000	7.88%, 03/15/2019		121,635
100,000	5.38%, 01/27/2021		107,777
505,000	6.75%, 01/27/2041		592,357
900,000	Petroleos de Venezuela SA
	8.50%, 11/02/2017		731,250
	Petroleos Mexicanos
1,200,000	6.00%, 03/05/2020		1,387,800
500,000	6.50%, 06/02/2041(b)		583,750
285,000	Phillips 66(b)
	4.30%, 04/01/2022		299,811
125,000	Plains Exploration & Production Co
	6.75%, 02/01/2022		127,500
50,000	Range Resources Corp
	5.00%, 08/15/2022		49,375
40,000	Regency Energy Partners LP / Regency Energy Finance Corp
	9.38%, 06/01/2016		44,000
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021		49,375
100,000	8.13%, 10/15/2022(b)		101,000
	SESI LLC
75,000	6.38%, 05/01/2019		78,562
50,000	7.13%, 12/15/2021(b)		54,375

Principal Amount		Value

Energy — (continued)
$50,000	Southern Star Central Corp
	6.75%, 03/01/2016	$	50,500
250,000	Spectra Energy Capital LLC
	6.25%, 02/15/2013		257,165
365,000	Talisman Energy Inc
	5.50%, 05/15/2042		374,918
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
50,000	6.88%, 02/01/2021		52,000
50,000	6.38%, 08/01/2022(b)		49,875
28,000	Thermon Industries Inc
	9.50%, 05/01/2017		30,800
100,000	TNK-BP Finance SA(b)
	7.25%, 02/02/2020		112,312
	Valero Energy Corp
50,000	4.75%, 04/01/2014		52,507
150,000	9.38%, 03/15/2019		197,134
400,000	7.50%, 04/15/2032		463,420
75,000	Vanguard Natural Resources LLC / VNR Finance Corp
	7.88%, 04/01/2020		75,000
75,000	W&T Offshore Inc
	8.50%, 06/15/2019		77,438
	Weatherford International Ltd/ Bermuda
100,000	6.00%, 03/15/2018		114,013
40,000	7.00%, 03/15/2038		45,680
520,000	5.95%, 04/15/2042		546,990
300,000	Williams Partners LP
	5.25%, 03/15/2020		337,067
	XTO Energy Inc
105,000	6.75%, 08/01/2037		163,139
300,000	6.38%, 06/15/2038		445,781
			22,962,841

Financial — 15.92%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015		223,749
10,000	5.70%, 02/15/2017		11,771
	Aflac Inc
265,000	2.65%, 02/15/2017		271,124
300,000	8.50%, 05/15/2019		391,623
1,100,000	Alexandria Real Estate Equities Inc
	4.60%, 04/01/2022		1,126,286
	Ally Financial Inc
50,000	8.30%, 02/12/2015		54,500
125,000	5.50%, 02/15/2017		126,968
50,000	6.25%, 12/01/2017		52,666
375,000	8.00%, 03/15/2020		431,250
750,000	American Express Co
	8.13%, 05/20/2019		998,702
	American Express Credit Corp
400,000	5.88%, 05/02/2013		416,676
125,000	2.75%, 09/15/2015		130,436
350,000	American Honda Finance Corp(b)
	4.63%, 04/02/2013		360,630
250,000	American Tower Corp
	4.50%, 01/15/2018		264,254

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
$80,000	Associated Banc-Corp
	5.13%, 03/28/2016	$	85,627
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017		288,200
500,000	AXA SA
	8.60%, 12/15/2030		534,814
	Bank of America Corp
250,000	5.38%, 06/15/2014		260,811
100,000	4.50%, 04/01/2015		103,076
1,000,000	7.63%, 06/01/2019		1,175,881
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014		135,261
300,000	Berkshire Hathaway Finance Corp
	4.85%, 01/15/2015		330,073
100,000	Berkshire Hathaway Inc(a)
	1.17%, 08/15/2014		101,260
250,000	Capital One Bank USA NA
	8.80%, 07/15/2019		314,838
300,000	Capital One Capital IV(a)
	6.75%, 02/17/2037		300,000
175,000	Capital One Capital V
	10.25%, 08/15/2039		178,500
250,000	Capital One Financial Corp
	7.38%, 05/23/2014		274,629
210,000	Chubb Corp
	5.75%, 05/15/2018		256,712
	CIT Group Inc
125,000	4.75%, 02/15/2015(b)		127,969
182,358	7.00%, 05/02/2017(b)		182,700
175,000	5.25%, 03/15/2018		180,688
	Citigroup Inc
150,000	5.13%, 05/05/2014		156,414
900,000	5.38%, 08/09/2020		972,536
1,000,000	6.88%, 03/05/2038		1,223,182
1,250,000	5.88%, 01/30/2042		1,365,207
325,000	City National Corp/CA(c)
	5.25%, 09/15/2020		345,651
350,000	CME Group Inc(b)
	4.40%, 03/15/2018		375,253
500,000	CNA Financial Corp
	5.88%, 08/15/2020		549,827
2,000,000	Credit Suisse USA Inc
	4.88%, 01/15/2015		2,145,954
250,000	Discover Bank/Greenwood de
	8.70%, 11/18/2019		310,600
325,000	Eaton Vance Corp
	6.50%, 10/02/2017		371,285
250,000	Fifth Third Bancorp
	3.63%, 01/25/2016		263,689
200,000	FMR LLC(b)
	7.57%, 06/15/2029		250,682
	Ford Motor Credit Co LLC
200,000	3.88%, 01/15/2015		205,963
1,000,000	3.00%, 06/12/2017		994,491
200,000	5.00%, 05/15/2018		212,376
50,000	8.13%, 01/15/2020		61,071
20,000	Franklin Resources Inc
	4.63%, 05/20/2020		22,851
	General Electric Capital Corp
500,000	1.09%, 04/07/2014(a)		499,559

Principal Amount		Value

Financial — (continued)
$300,000	4.88%, 03/04/2015	$	325,730
500,000	2.90%, 01/09/2017		516,454
500,000	5.63%, 09/15/2017		555,263
500,000	5.50%, 01/08/2020		572,269
500,000	6.88%, 01/10/2039		645,066
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019		504,531
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018		16,261
750,000	5.38%, 03/15/2020		772,067
1,250,000	5.25%, 07/27/2021		1,269,772
300,000	5.75%, 01/24/2022		316,681
750,000	6.13%, 02/15/2033		770,187
	Hartford Financial Services Group Inc
1,250,000	5.13%, 04/15/2022		1,287,195
1,000,000	6.63%, 04/15/2042		1,030,016
375,000	Health Care REIT Inc
	4.13%, 04/01/2019		380,908
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016		108,249
500,000	HSBC Finance Capital Trust IX(a)
	5.91%, 11/30/2035		469,375
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021		323,771
525,000	HSBC USA Inc
	2.38%, 02/13/2015		530,984
	International Lease Finance Corp
470,000	4.88%, 04/01/2015		472,326
500,000	5.75%, 05/15/2016		507,291
400,000	8.75%, 03/15/2017		449,000
200,000	IPIC GMTN Ltd(b)
	6.88%, 11/01/2041		233,500
50,000	Janus Capital Group Inc
	6.70%, 06/15/2017		53,634
500,000	Jefferies Group Inc
	8.50%, 07/15/2019		542,500
	JPMorgan Chase & Co
500,000	6.00%, 01/15/2018		573,930
1,300,000	4.50%, 01/24/2022		1,400,383
2,200,000	JPMorgan Chase Capital XXVII
	7.00%, 11/01/2039		2,200,000
200,000	Korea Development Bank
	3.50%, 08/22/2017		208,795
1,185,000	Legg Mason Inc(b)
	5.50%, 05/21/2019		1,198,366
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021		236,500
1,250,000	4.95%, 05/01/2022		1,242,244
	Lincoln National Corp
1,500,000	8.75%, 07/01/2019		1,888,918
225,000	4.20%, 03/15/2022		224,814
250,000	7.00%, 06/15/2040		294,874
500,000	Massachusetts Mutual Life Insurance Co(b)
	8.88%, 06/01/2039		716,436
500,000	Merrill Lynch & Co Inc
	7.75%, 05/14/2038		570,328

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Financial — (continued)
	MetLife Inc
$250,000	6.75%, 06/01/2016	$	293,150
500,000	6.82%, 08/15/2018		609,846
300,000	MetLife Institutional Funding II(b)
	1.63%, 04/02/2015		300,166
	Morgan Stanley
550,000	4.75%, 04/01/2014		554,841
100,000	6.00%, 04/28/2015		103,371
320,000	3.80%, 04/29/2016		310,017
200,000	6.63%, 04/01/2018		209,114
500,000	5.75%, 01/25/2021		493,021
2,200,000	6.25%, 08/09/2026		2,167,486
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018		724,492
150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039		197,351
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020		52,125
50,000	5.88%, 03/15/2022		52,250
230,000	Northwestern Mutual Life Insurance Co(b)
	6.06%, 03/30/2040		280,052
250,000	Nuveen Investments Inc
	10.50%, 11/15/2015		253,750
250,000	Pacific Life Global Funding(b)
	5.15%, 04/15/2013		258,644
250,000	Pacific LifeCorp(b)
	6.60%, 09/15/2033		267,611
	PNC Funding Corp
250,000	5.63%, 02/01/2017		278,165
250,000	5.13%, 02/08/2020		289,128
100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024		129,000
300,000	ProLogis LP
	6.30%, 06/01/2013		310,001
140,000	Prudential Financial Inc
	6.63%, 12/01/2037		158,345
100,000	Qatari Diar Finance QSC(b)
	5.00%, 07/21/2020		112,000
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016		207,974
500,000	8.60%, 08/15/2019		615,709
860,000	5.63%, 04/01/2024		918,250
250,000	RCI Banque SA(b)
	4.60%, 04/12/2016		248,950
75,000	Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019		77,906
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015		280,101
100,000	Simon Property Group LP
	6.13%, 05/30/2018		118,324
90,000	State Street Corp
	4.30%, 05/30/2014		95,819

Principal Amount		Value

Financial — (continued)
$1,690,000	SunTrust Banks Inc
	3.60%, 04/15/2016	$	1,754,850
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067		195,000
275,000	Travelers Cos Inc
	5.50%, 12/01/2015		310,366
500,000	UDR Inc
	4.63%, 01/10/2022		529,571
250,000	US Bank NA/Cincinnati OH
	4.95%, 10/30/2014		271,883
500,000	Wachovia Corp
	5.75%, 02/01/2018		591,417
800,000	Wells Fargo & Co
	4.60%, 04/01/2021		892,510
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015		803,770
250,000	5.95%, 08/26/2036		294,932
250,000	Westpac Banking Corp
	4.88%, 11/19/2019		270,722
	Weyerhaeuser Co
900,000	7.38%, 10/01/2019		1,063,753
300,000	7.38%, 03/15/2032		335,079
			61,707,695

Foreign Government Obligations — 1.69%
150,000	Argentina Boden Bonds
	7.00%, 10/03/2015		116,100
	Argentine Republic Government International Bond
342,789	8.28%, 12/31/2033		224,527
1,000,000	3.36%, 12/15/2035(a)		100,000
100,000	Banco de Credito del Peru/Panama(b)
	5.38%, 09/16/2020		103,250
	Brazilian Government International Bond
100,000	4.88%, 01/22/2021		115,650
200,000	11.00%, 08/17/2040		258,000
	Colombia Government International Bond
100,000	7.38%, 01/27/2017		123,850
200,000	4.38%, 07/12/2021		224,600
	Corp Andina de Fomento
250,000	3.75%, 01/15/2016		259,810
250,000	8.13%, 06/04/2019		315,016
500,000	4.38%, 06/15/2022		510,716
	Indonesia Government International Bond
200,000	6.63%, 02/17/2037		246,500
200,000	5.25%, 01/17/2042(b)		209,250
200,000	Lithuania Government International Bond(b)
	6.63%, 02/01/2022		229,000
	Mexico Government International Bond
300,000	5.95%, 03/19/2019		365,700
200,000	3.63%, 03/15/2022		212,300
301,000	6.75%, 09/27/2034		410,865
100,000	4.75%, 03/08/2044		107,750

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
$100,000	Panama Government International Bond
	6.70%, 01/26/2036	$	135,000
100,000	Peruvian Government International Bond
	6.55%, 03/14/2037		136,100
150,000	Philippine Government International Bond
	6.38%, 01/15/2032		189,375
466,900	Russian Foreign Bond - Eurobond(i)
	3.91%, 03/31/2030		560,555
100,000	South Africa Government International Bond
	6.88%, 05/27/2019		122,750
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020		102,500
	Turkey Government International Bond
350,000	5.63%, 03/30/2021		381,937
100,000	6.88%, 03/17/2036		117,400
100,000	Uruguay Government International Bond
	7.63%, 03/21/2036		144,000
400,000	Venezuela Government International Bond
	9.38%, 01/13/2034		308,000
200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017		206,968
			6,537,469

Industrial — 3.20%
50,000	Aleris International Inc.(d)(e)(f)(j)
	9.00%, 12/15/2014		0
100,000	Amsted Industries Inc(b)
	8.13%, 03/15/2018		105,750
50,000	Anixter Inc
	5.63%, 05/01/2019		51,625
100,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020		106,000
50,000	Atkore International Inc
	9.88%, 01/01/2018		48,500
50,000	Ball Corp
	5.00%, 03/15/2022		52,000
75,000	Belden Inc
	7.00%, 03/15/2017		77,250
75,000	Building Materials Corp of America(b)
	6.75%, 05/01/2021		80,250
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015		409,663
250,000	5.75%, 05/01/2040		298,082
100,000	BWAY Holding Co
	10.00%, 06/15/2018		110,000
58,690	BWAY Parent Co Inc
	10.13%, 11/01/2015		59,570
350,000	Caterpillar Inc
	7.00%, 12/15/2013		381,814

Principal Amount		Value

Industrial — (continued)
$125,000	Cleaver-Brooks Inc(b)
	12.25%, 05/01/2016	$	132,813
320,000	Dover Corp
	5.45%, 03/15/2018		377,600
100,000	Dynacast International LLC / Dynacast Finance Inc(b)
	9.25%, 07/15/2019		103,750
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017		165,300
1,050,000	6.38%, 01/15/2020		1,168,125
90,000	Emerson Electric Co
	4.88%, 10/15/2019		106,372
75,000	FGI Operating Co LLC / FGI Finance Inc(b)
	7.88%, 05/01/2020		78,188
500,000	Goodrich Corp
	3.60%, 02/01/2021		540,589
50,000	Greif Inc
	7.75%, 08/01/2019		57,000
200,000	Harsco Corp
	5.75%, 05/15/2018		221,183
120,000	Hubbell Inc
	5.95%, 06/01/2018		142,226
240,000	Ingersoll-Rand Global Holding Co Ltd
	6.88%, 08/15/2018		292,299
100,000	Interline Brands Inc
	7.00%, 11/15/2018		104,000
50,000	International Wire Group Holdings Inc(b)
	9.75%, 04/15/2015		52,500
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022		100,000
150,000	Kemet Corp(b)
	10.50%, 05/01/2018		154,250
50,000	Koppers Inc
	7.88%, 12/01/2019		53,875
200,000	Masco Corp
	5.95%, 03/15/2022		205,877
150,000	Masonite International Corp(b)
	8.25%, 04/15/2021		154,500
75,000	Maxim Crane Works LP / Maxim Finance Corp(b)
	12.25%, 04/15/2015		73,875
50,000	Mcron Finance Sub LLC / Mcron Finance Corp(b)
	8.38%, 05/15/2019		49,500
	Mueller Water Products Inc
100,000	7.38%, 06/01/2017		100,000
46,000	8.75%, 09/01/2020		51,060
175,000	Nortek Inc
	8.50%, 04/15/2021		171,063
	Odebrecht Finance Ltd
200,000	6.00%, 04/05/2023		210,660
100,000	7.50%, 09/29/2049(b)		102,780
125,000	Packaging Dynamics Corp(b)
	8.75%, 02/01/2016		131,250
50,000	Pactiv LLC
	7.95%, 12/15/2025		40,000

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$500,000	Penske Truck Leasing Co LP / PTL Finance Corp(b)
	3.75%, 05/11/2017	$	503,936
350,000	Pentair Inc
	5.00%, 05/15/2021		387,999
100,000	PHI Inc
	8.63%, 10/15/2018		101,000
125,000	Ply Gem Industries Inc
	8.25%, 02/15/2018		122,500
125,000	RBS Global Inc / Rexnord LLC
	8.50%, 05/01/2018		135,625
	Republic Services Inc
750,000	5.25%, 11/15/2021		861,064
250,000	6.20%, 03/01/2040		300,773
200,000	Rexel SA(b)
	6.13%, 12/15/2019		201,500
120,000	Rock-Tenn Co(b)
	4.45%, 03/01/2019		123,263
250,000	Rockwell Collins Inc
	3.10%, 11/15/2021		260,289
50,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020		52,250
185,000	Roper Industries Inc
	6.63%, 08/15/2013		194,611
	Ryder System Inc
540,000	3.15%, 03/02/2015		557,352
225,000	3.50%, 06/01/2017		236,162
175,000	Sealed Air Corp(b)
	8.38%, 09/15/2021		197,750
	Sequa Corp(b)
50,000	11.75%, 12/01/2015		52,750
50,000	13.50%, 12/01/2015		53,000
75,000	Stoneridge Inc(b)
	9.50%, 10/15/2017		76,969
250,000	Timken Co
	6.00%, 09/15/2014		271,267
75,000	TransDigm Inc
	7.75%, 12/15/2018		82,313
218,000	Union Pacific Corp
	4.16%, 07/15/2022		242,872
150,000	Valmont Industries Inc
	6.63%, 04/20/2020		176,015
75,000	Viasystems Inc(b)
	7.88%, 05/01/2019		75,000
200,000	Voto-Votorantim Overseas Trading Operations NV
	6.63%, 09/25/2019		217,500
			12,404,899

Mortgage-Backed Securities — 30.53%
	Commercial Mortgage Pass Through Certificates
1,370,000	Series 2012-LC4, Class AM 4.06%, 12/10/2044		1,384,340
425,000	Series 2012-LC4, Class B 4.93%, 12/10/2044(a)		440,619
1,420,000	Series 2012-CR1, Class AM 3.91%, 05/15/2045		1,412,345

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$2,150,000	Series 2012-CR1, Class B 4.61%, 05/15/2045	$	2,187,442
635,747	Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class AAB
	5.44%, 09/15/2039		644,448
967,000	DBUBS Mortgage Trust Series 2011-LC2A, Class B(a)(b)
	5.00%, 07/10/2044		1,018,754
	Federal Home Loan Mortgage Corp
228,151	5.50%, 02/01/2018		246,909
127,515	4.00%, 12/01/2020		135,712
43,873	4.50%, 04/01/2021		46,810
84,373	6.00%, 05/01/2021		91,935
34,022	4.50%, 07/01/2021		36,103
100,195	5.00%, 03/01/2022		107,409
66,223	6.00%, 11/01/2033		74,251
89,027	6.00%, 04/01/2035		98,094
230,871	4.50%, 05/01/2035		246,997
964,839	5.50%, 08/01/2035		1,054,996
172,777	4.50%, 11/01/2035		184,845
76,971	6.50%, 02/01/2036		86,917
154,498	4.50%, 03/01/2036		165,290
110,535	6.00%, 03/01/2036		121,481
167,661	5.50%, 06/01/2036		182,751
139,722	5.91%, 07/01/2036(a)		150,532
678,794	5.50%, 08/01/2036		739,889
2,298,395	5.00%, 04/01/2037		2,473,561
1,049,438	2.82%, 05/01/2037(a)		1,124,442
158,239	6.00%, 08/01/2037		173,663
179,864	7.00%, 08/01/2037		208,719
1,306,245	5.00%, 04/01/2038		1,404,164
2,814,308	5.50%, 05/01/2038		3,059,695
1,567,295	4.50%, 03/01/2039		1,674,565
4,168,461	4.50%, 05/01/2039		4,453,763
693,593	4.00%, 09/01/2040		736,977
3,907,410	5.00%, 09/01/2040		4,200,319
744,230	3.50%, 12/01/2040		781,626
3,969,992	4.00%, 12/01/2040		4,218,309
4,402,939	5.00%, 02/01/2041		4,777,023
2,136,815	4.50%, 07/01/2041		2,289,075
4,873,362	3.50%, 12/01/2041		5,118,238
	Federal National Mortgage Association
4,000,000	3.00%, TBA, JUL 30YR		4,101,875
6,500,000	3.50%, TBA, JUL 30YR		6,832,110
2,500,000	4.00%, TBA, JUL 30YR		2,660,547
174,572	5.00%, 02/01/2018		189,016
308,851	4.50%, 06/01/2018		332,566
96,367	4.50%, 08/01/2035		103,535
330,611	6.00%, 02/01/2036		364,333
428,044	5.50%, 03/01/2036		467,640
355,650	6.50%, 06/01/2036		401,540
635,507	6.00%, 02/01/2037		700,328
670,894	6.00%, 03/01/2037		739,324
4,440	6.50%, 04/01/2037		5,013
464,584	6.00%, 08/01/2037		511,971
275,522	6.50%, 08/01/2037		311,072
5,213,289	4.50%, 07/01/2039		5,594,538

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$4,750,513	4.00%, 08/01/2040	$	5,063,981
2,506,906	4.00%, 08/01/2041		2,673,110
6,341,943	3.50%, 12/01/2041		6,672,742
7,373,052	4.00%, 12/01/2041		7,861,874
	Float Series 2012-1 , Class F
4,681,045	0.70%, 02/25/2042(a)		4,690,267
365,544	2.95%, 03/01/2047(a)		391,476
4,620,662	Freddie Mac REMICS Series 2976, Class KJ(a) 0.59%, 05/15/2035		4,620,576
1,920,103	Government National Mortgage Association Series 2011-H15, Class FA(a) 0.69%, 06/20/2061		1,910,843
1,500,000	GS Mortgage Securities Corp II Series 2012-GCJ7, Class AS 4.09%, 05/10/2045		1,535,732
2,325,000	Series 2012-GCJ7, Class B 4.74%, 05/10/2045		2,370,656
200,000	Merrill Lynch Mortgage Trust Series 2008-C1, Class AM(a) 6.46%, 02/12/2051		207,253
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6, Class A4(a) 5.49%, 03/12/2051		1,088,838
1,850,000	Morgan Stanley Capital I Inc Series 2012-C4, Class AS 3.77%, 03/15/2045		1,854,915
250,000	SER 2011-C1, Class B 5.42%, 09/15/2047(a)(b)		272,140
1,500,000	Series 2007-IQ16, Class AM 6.31%, 12/12/2049(a)		1,610,360
1,300,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3 3.60%, 01/10/2045		1,368,656
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2(b) 4.39%, 11/15/2043		2,183,718
600,000	WF-RBS Commercial Mortgage Trust Series 2011-C5, Class B 5.82%, 11/15/2044(a)(b)		676,331
350,000	Series 2012-C6, Class B 4.70%, 04/15/2045		364,212
			118,286,096

Municipal Bonds and Notes — 0.39%
1,500,000	City of Chicago Illinois
	5.43%, 01/01/2042		1,498,920
50,000	State of Illinois(e)(f)(k)
	0.00%, 11/15/2016		1,000
			1,499,920

Principal Amount		Value

Technology — 2.10%
$175,000	Advanced Micro Devices Inc
	7.75%, 08/01/2020	$	192,500
150,000	Allen Systems Group Inc(b)
	10.50%, 11/15/2016		123,000
125,000	Aspect Software Inc
	10.63%, 05/15/2017		132,500
150,000	Audatex North America Inc(b)
	6.75%, 06/15/2018		157,875
	BMC Software Inc
1,100,000	7.25%, 06/01/2018		1,324,753
1,050,000	4.25%, 02/15/2022		1,050,780
	CDW LLC / CDW Finance Corp
75,000	12.54%, 10/12/2017		81,375
175,000	8.50%, 04/01/2019		186,375
150,000	Compucom Systems Inc(b)
	12.50%, 10/01/2015		155,812
500,000	Dell Inc
	7.10%, 04/15/2028		628,926
100,000	Emdeon Inc(b)
	11.00%, 12/31/2019		112,000
150,000	Epicor Software Corp
	8.63%, 05/01/2019		153,000
150,000	Fidelity National Information Services Inc(b)
	7.63%, 07/15/2017		164,875
	First Data Corp(b)
50,000	7.38%, 06/15/2019		51,000
100,000	8.25%, 01/15/2021		100,000
150,000	8.75%, 01/15/2022		151,125
500,000	Fiserv Inc
	6.80%, 11/20/2017		596,358
	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018(b)		53,500
147,000	10.75%, 08/01/2020		158,025
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014		161,001
250,000	2.13%, 09/13/2015		252,085
275,000	3.30%, 12/09/2016		287,444
100,000	iGATE Corp
	9.00%, 05/01/2016		107,000
	Lawson Software Inc(b)
150,000	11.50%, 07/15/2018		169,500
75,000	9.38%, 04/01/2019		80,063
75,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co
	10.50%, 04/15/2018		81,938
50,000	Mantech International Corp/VA
	7.25%, 04/15/2018		52,500
100,000	Oracle Corp
	6.50%, 04/15/2038		136,446
150,000	Seagate HDD Cayman
	7.00%, 11/01/2021		161,625
100,000	Serena Software Inc
	10.38%, 03/15/2016		102,250
125,000	Sophia LP / Sophia Finance Inc(b)
	9.75%, 01/15/2019		132,813
125,000	Spansion LLC
	7.88%, 11/15/2017		120,000

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Principal Amount		Value

Technology — (continued)
$150,000	SSI Investments II Ltd / SSI Co-Issuer LLC
	11.13%, 06/01/2018	$	168,375
75,000	Stream Global Services Inc
	11.25%, 10/01/2014		76,500
125,000	SunGard Data Systems Inc(c)
	7.63%, 11/15/2020		133,125
325,000	Xerox Corp
	2.95%, 03/15/2017		328,681
			8,125,125

U.S. Government Agency Obligations — 1.18%
2,500,000	Federal Home Loan Bank
	5.00%, 11/17/2017		3,018,737
1,500,000	Federal Home Loan Mortgage Corp(c)
	4.13%, 09/27/2013		1,571,124
			4,589,861

U.S. Treasury Bonds and Notes — 8.18%
	U.S. Treasury Inflation Indexed Bonds (TIPS)
10,000,000	0.63%, 07/15/2021		11,368,714
6,000,000	2.13%, 02/15/2041		8,995,994
	United States Treasury Note/Bond(l)
150,000	4.13%, 05/15/2015		165,762
11,000,000	1.00%, 09/30/2016		11,171,017
			31,701,487

Utilities — 4.09%
150,000	Calpine Corp(b)
	7.50%, 02/15/2021		162,000
250,000	Cleveland Electric Illuminating Co
	5.95%, 12/15/2036		282,636
	Comision Federal de Electricidad(b)
200,000	4.88%, 05/26/2021		216,000
200,000	5.75%, 02/14/2042		210,000
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018		1,570,734
150,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020		164,250
300,000	Duke Energy Indiana Inc
	6.05%, 06/15/2016		350,568
300,000	Electricite de France SA(b)
	5.60%, 01/27/2040		308,235
	Enel Finance International NV(b)
1,500,000	3.88%, 10/07/2014		1,474,750
1,000,000	6.00%, 10/07/2039		785,058
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	10.00%, 12/01/2020		81,563
50,000	11.75%, 03/01/2022(b)		51,125

Principal Amount		Value

Utilities — (continued)
$250,000	Exelon Generation Co LLC
	5.75%, 10/01/2041	$	260,243
250,000	FirstEnergy Solutions Corp
	6.05%, 08/15/2021		274,571
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020		837,121
21,961	FPL Energy National Wind Portfolio LLC(b)(f)
	6.13%, 03/25/2019		21,804
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021		96,658
130,000	Majapahit Holding BV
	7.75%, 01/20/2020		155,025
300,000	MidAmerican Energy Co
	4.65%, 10/01/2014		324,068
550,000	MidAmerican Energy Holdings Co
	5.95%, 05/15/2037		682,188
1,350,000	National Fuel Gas Co
	4.90%, 12/01/2021		1,456,350
200,000	Northern States Power Co/MN
	5.25%, 03/01/2018		238,114
	NRG Energy Inc
225,000	7.63%, 05/15/2019		227,813
50,000	8.25%, 09/01/2020		51,750
	Pacific Gas & Electric Co
1,050,000	8.25%, 10/15/2018		1,415,323
750,000	6.05%, 03/01/2034		945,140
410,000	PPL Capital Funding Inc
	4.20%, 06/15/2022		411,315
125,000	PPL Energy Supply LLC
	6.00%, 12/15/2036		133,220
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021		269,352
250,000	Sempra Energy
	9.80%, 02/15/2019		346,517
350,000	Southern California Gas Co
	5.50%, 03/15/2014		377,837
500,000	Southwestern Electric Power Co
	6.20%, 03/15/2040		614,828
250,000	TECO Finance Inc
	5.15%, 03/15/2020		285,753
200,000	Union Electric Co
	6.00%, 04/01/2018		237,540
200,000	Virginia Electric & Power Co
	5.10%, 11/30/2012		203,701
300,000	Westar Energy Inc
	5.88%, 07/15/2036		321,153
			15,844,303

TOTAL BONDS AND NOTES — 97.75% (Cost $362,454,625)		$	378,786,563

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

COMMON STOCK
Consumer, Cyclical— 0.00%(m)
402	General Motors Co (n)	$	7,928
101	Motors Liquidation Co GUC Trust (n)		1,237
			9,165

TOTAL COMMON STOCK — 0.00% (Cost $39,433)		$	9,165

WARRANTS

Consumer, Cyclical— 0.00%(m)
366	General Motors Co - Warrant A (n)		4,033
366	General Motors Co - Warrant B (n)		2,482
			6,515

TOTAL WARRANTS — 0.00% (Cost $45,183)		$	6,515

Principal Amount

SECURITIES LENDING COLLATERAL

$199,990	Undivided interest of 0.76% in a repurchase agreement (principal amount/value $26,491,855 with a maturity value of $26,492,142) with RBC Capital Markets Corp, 0.13%, dated 6/29/12, to be repurchased at $199,990 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.35% - 7.00%, 8/1/15 - 9/1/44, with a value of $27,021,693.		199,990

Principal Amount		Value

Securities Lending Collateral — (continued)
$999,828	Undivided interest of 2.20% in a repurchase agreement (principal amount/value $45,400,000 with a maturity value of $45,400,795) with JP Morgan Securities, 0.21%, dated 6/29/12, to be repurchased at $999,828 on 7/2/12, collateralized by Federal National Mortgage Association, 1.33% - 6.14%, 12/12/12 - 2/1/48, with a value of $46,308,093.	$	999,828

999,828	Undivided interest of 2.12% in a repurchase agreement (principal amount/value $47,150,000 with a maturity value of $47,150,707) with Goldman Sachs & Co., 0.18%, dated 6/29/12, to be repurchased at $999,828 on 7/2/12, collateralized by various U.S. Government Agency Securities, 1.97% - 7.00%, 10/1/12 - 9/1/47, with a value of $48,093,000.		999,828

TOTAL SECURITIES LENDING COLLATERAL — 0.57% (Cost $2,199,646)		$	2,199,646

SHORT TERM INVESTMENTS
14,999,992	Federal Farm Credit Banks Funding Corp
	0.01%, 07/02/2012		14,999,992

TOTAL SHORT TERM INVESTMENTS — 3.87% (Cost $14,999,992)		$	14,999,992

TOTAL INVESTMENTS — 102.19% (Cost $379,738,879)		$	396,001,881
OTHER ASSETS & LIABILITIES, NET — (2.19)%		$	(8,494,940)

TOTAL NET ASSETS — 100.00%		$	387,506,941

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.
(b)	Restricted security; at June 29, 2012, the aggregate cost and market value of restricted securities was $52,230,250 and $53,751,851, respectively, representing 13.87% of net assets.
(c)	A portion or all of the security is on loan at June 29, 2012.
(d)	Security has no market value at June 29, 2012.
(e)	Domestic security is fair valued at June 29, 2012.
(f)	Illiquid security; at June 29, 2012, the aggregate cost and market value of illiquid securities was $168,055 and $110,804, respectively, representing 0.03% of net assets.
(g)	Security in bankruptcy at June 29, 2012.
(h)	Security in default on interest payments during the last 12 months. At June 29, 2012, the aggregate market value on the securities was $0, representing 0.00% of net assets.
(i)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 29, 2012. Maturity date disclosed represents final maturity date.
(j)	Security in default, some interest payments received during the last 12 months. At June 29, 2012, the aggregate market value on the securities was $0, representing 0.00% of net assets.
(k)	The security’s yield to maturity was less than 0.01%.
(l)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(m)	Represents less than 0.005% of net assets.
(n)	Non-income producing security.
REIT	Real Estate Investment Trust
TBA	To Be Announced

At June 29, 2012, the Portfolio held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10 Year Treasury Note Long Futures	80	USD	$10,670,040	September 2012	$85,010

U.S. Ultra Bond Short Futures	160	USD	$26,695,003	September 2012	$(648,750)

U.S. Treasury Bond Short Futures	65	USD	$9,617,985	September 2012	$(115,274)

U.S. 5 Year Treasury Note Long Futures	360	USD	$44,628,342	September 2012	$118,127

U.S. 2 Year Treasury Note Short Futures	180	USD	$39,633,750	September 2012	$0

				Net Depreciation	$(560,887)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

Maxim Federated Bond Portfolio

ASSETS:
Investments in securities, market value (including $2,150,311 of securities on loan)(a)	$396,001,881
Cash	2,437,619
Interest receivable	3,452,793
Subscriptions receivable	1,471,584
Receivable for investments sold	136,534
Variation margin on futures contracts	538,428

Total Assets	404,038,839

LIABILITIES:
Payable to investment adviser	210,415
Payable for TBA commitments	13,599,221
Payable upon return of securities loaned	2,199,646
Redemptions payable	13,052
Payable for investments purchased	509,564

Total Liabilities	16,531,898

NET ASSETS	$387,506,941

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,543,382
Paid-in capital in excess of par	365,493,154
Net unrealized appreciation on investments and futures contracts	15,702,115
Undistributed net investment income	801,248
Accumulated net realized gain on investments and futures contracts	1,967,042

TOTAL NET ASSETS	$387,506,941

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	35,433,823

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.94

(a) Cost of investments	$379,738,879

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

Maxim Federated Bond Portfolio

INVESTMENT INCOME:
Interest	$6,650,886
Income from securities lending	8,445

Total Income	6,659,331

EXPENSES:
Management fees	1,262,519

Total Expenses	1,262,519

NET INVESTMENT INCOME	5,396,812

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,263,944
Net realized loss on futures contracts	(1,490,785)
Change in net unrealized appreciation on investments	5,253,130
Change in net unrealized depreciation on futures contracts	(462,217)

Net Realized and Unrealized Gain on Investments and Future Contracts	4,564,072

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,960,884

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim Federated Bond Portfolio

OPERATIONS:
Net investment income	$5,396,812	$9,914,246
Net realized gain on investments	1,263,944	6,597,149
Net realized loss on futures contracts	(1,490,785)	(1,522,136)
Change in net unrealized appreciation on investments	5,253,130	1,702,678
Change in unrealized depreciation on futures contracts	(462,217)	(6,711)

Net Increase in Net Assets Resulting from Operations	9,960,884	16,685,226

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,601,896)	(9,907,914)
From net realized gains	–	(380,641)

Total Distributions	(4,601,896)	(10,288,555)

CAPITAL SHARE TRANSACTIONS:
Shares sold	98,868,973	119,443,935
Shares issued in reinvestment of distributions	4,601,896	10,288,555
Shares redeemed	(35,689,527)	(95,004,211)

Net Increase in Net Assets Resulting from Capital Share Transactions	67,781,342	34,728,279

Total Increase in Net Assets	73,140,330	41,124,950

NET ASSETS:
Beginning of period	314,366,611	273,241,661

End of period (a)	$387,506,941	$314,366,611

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	9,075,759	11,198,920
Shares issued in reinvestment of distributions	422,711	961,972
Shares redeemed	(3,265,950)	(8,890,451)

Net Increase	6,232,520	3,270,441

(a) Including undistributed net investment income:	$801,248	$6,332

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	2008	2007
Maxim Federated Bond Portfolio - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.77		$10.54	$10.25	$9.53	$9.90	$9.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.37	0.41	0.48	0.52	0.44
Net realized and unrealized gain (loss)	0.15		0.24	0.29	0.75	(0.35)	0.19

Total Income From Investment Operations	0.30		0.61	0.70	1.23	0.17	0.63

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.37)	(0.41)	(0.48)	(0.52)	(0.44)
From net realized gains	–		(0.01)	–	(0.03)	(0.02)	–

Total Distributions	(0.13)		(0.38)	(0.41)	(0.51)	(0.54)	(0.44)

NET ASSET VALUE, END OF PERIOD	$10.94		$10.77	$10.54	$10.25	$9.53	$9.90

TOTAL RETURN(a)	2.74%	(b)	5.85%	6.88%	13.07%	1.94%	6.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$387,507		$314,367	$273,242	$191,389	$139,883	$195,931
Ratio of expenses to average net assets	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.99%	(c)	3.45%	4.03%	4.91%	5.00%	4.73%
Portfolio turnover rate	18%	(b)	78%	41%	36%	72%	56%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Annualized.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Notes to Financial Statements

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Portfolio’s shares is determined by dividing the net assets attributable to each class of the Portfolio by the number of issued and outstanding shares of each class of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed and Mortgage-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

Securities Lending Collateral	Matures next business day and therefore priced at par.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 29, 2012, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Obligations	$—	$25,317,120	$—	$25,317,120
Corporate Bonds and Notes	—	190,854,610	—	190,854,610
Domestic Government and Government Agency Obligations	—	36,291,348	—	36,291,348
Foreign Government Obligations	—	6,537,469	—	6,537,469
Mortgage-Backed Obligations	—	118,286,096	—	118,286,096
Municipal Bonds and Notes	—	1,498,920	1,000	1,499,920
Equity Investments:
Domestic Common Stock	9,165	—	—	9,165
Derivative Investments:
Warrants	6,515	—	—	6,515
Futures Contracts	203,137	—	—	203,137
Securities Lending Collateral	—	2,199,646	—	2,199,646
Short-Term Investments	—	14,999,992	—	14,999,992
Liabilities
Derivative Investments:
Futures Contracts	764,024	—	—	764,024

Total Investments(a)	$(545,207)	$395,985,201	$1,000	$395,440,994

(a)	Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The Portfolio may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Fund’s Policy and Procedures regarding Liquidity.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios of the Fund, may invest in repurchase agreement transactions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

To Be Announced Transactions

The Portfolio may invest in securities known as to be announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA’s are included in Investments in securities, market value on the Statement of Assets and Liabilities.

Federal Income Taxes

The Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. The Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolio’s U.S. Federal tax returns remain open for the fiscal years ended 2008 through 2011. The statute of limitations on the Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Portfolio’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolio adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Portfolio’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Portfolio will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Portfolio is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses. The Adviser and the Fund have entered into a sub-advisory agreement with Federated Investment Management Company. The Portfolio is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.   PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $97,513,398 and $8,725,692, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $39,829,922 and $52,708,984, respectively.

4.   UNREALIZED APPRECIATION (DEPRECIATION)

At June 29, 2012, the U.S. Federal income tax cost basis was $379,770,796. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,649,194 and gross depreciation of securities in which there was an excess of tax cost over value of $1,418,109 resulting in net appreciation of $16,231,085.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities.

Valuation of derivative instruments for the period ended June 29, 2012 is as follows:

	Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Variation margin on futures contracts	$538,428

The effect of derivative instruments for the period ended June 29, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized loss on futures contracts	$(1,490,785)	Change in net unrealized depreciation on futures contracts	$(462,217)

The number of futures contracts held at June 29, 2012 is representative of futures contracts activity during the period ended June 29, 2012.

6.   SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Portfolio also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2012 the Portfolio had securities on loan valued at $2,150,311 and received collateral of $2,199,646 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements were jointly purchased with other Portfolios and in the event of a default by the counterparty, all Portfolios would share ratably in the collateral.

7.   DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Fund, MCM and Federated Investment Management Company (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent

Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Portfolio as compared against various benchmarks and the performance of similar funds. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2011, calendar year returns for the five-year period ended December 31, 2011, and risk-adjusted performance measures. In addition, this information also included the Portfolio’s Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of the Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of the Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

The Board assessed performance based principally on the long-term rolling quarterly analysis for the Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s three- and five-year annualized returns, three and five-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considers a portfolio to have performed satisfactorily unless the portfolio has had a history of persistent underperformance based on the portfolio’s long-term rolling analysis. The Board noted that, although the Portfolio underperformed its peer group for the one-year and three-year annualized periods, the Portfolio outperformed its peer group for the five-year annualized period. The Board determined that it was satisfied with the investment performance of the Portfolio.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees payable by the Portfolio, as well as the structure and level of the sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on the Portfolio’s Morningstar category. The Board also considered the Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolio’s management fees were at the higher end of the range of fees paid by similar funds. The Board also noted that the total annual operating expense ratio of the Portfolio was at the higher end in comparison to the similar funds. However, the Board further noted that the Portfolio’s expense ratio was lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements from MCM and the Sub-Adviser and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolio was not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.         CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:   August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:   August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:     August 28, 2012